Note 11 - Stock-based Compensation - Schedule of Stock Options (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
The 2017 Stock Incentive Plan [Member]
Options outstanding, balance (in shares)	18,093	32,706	32,706
Options outstanding, balance, weighted average exercise price (in dollars per share)	$ 101.04	$ 96.24	$ 96.24
Granted (in shares)	0	0
Granted, weighted average exercise price (in dollars per share)	$ 0	$ 0
Exercised (in shares)	0	0
Exercised, weighted average exercise price (in dollars per share)	$ 0	$ 0
Cancelled and forfeited (in shares)	0	(14,613)
Cancelled and forfeited, weighted average exercise price (in dollars per share)	$ 0	$ 88.17
Options outstanding, balance (in shares)	18,093	18,093	18,093	32,706
Options outstanding, balance, weighted average exercise price (in dollars per share)	$ 101.04	$ 101.04	$ 101.04	$ 96.24
Options exercisable at December 31: (in shares)	18,093	18,093
Options exercisable, weighted average exercise price (in dollars per share)	$ 101.04	$ 101.04
Options exercisable at December 31: (in shares)	18,093	18,093
Options exercisable, weighted average exercise price (in dollars per share)	$ 101.04	$ 101.04
The 2017 Stock Incentive Plan [Member] | Prior to Reverse Stock Split [Member]
Options outstanding, balance (in shares)	5,853	11,286	11,286	12,697
Options outstanding, balance, weighted average exercise price (in dollars per share)	$ 285.36	$ 254.4	$ 254.4	$ 257.1
Granted (in shares)			0	0
Granted, weighted average exercise price (in dollars per share)			$ 0	$ 0
Exercised (in shares)			0	0
Exercised, weighted average exercise price (in dollars per share)			$ 0	$ 0
Cancelled and forfeited (in shares)			(5,433)	(1,411)
Cancelled and forfeited, weighted average exercise price (in dollars per share)			$ 215.35	$ 277.5
Options outstanding, balance (in shares)			5,853	11,286
Options outstanding, balance, weighted average exercise price (in dollars per share)			$ 285.36	$ 254.4
Options exercisable at December 31: (in shares)			5,853	11,218
Options exercisable, weighted average exercise price (in dollars per share)			$ 285.36	$ 256.2
Options exercisable at December 31: (in shares)			5,853	11,218
Options exercisable, weighted average exercise price (in dollars per share)			$ 285.36	$ 256.2
The 2021 Stock Incentive Plan [Member]
Options outstanding, balance (in shares)	12,240	21,420	21,420	0
Options outstanding, balance, weighted average exercise price (in dollars per share)	$ 12.9	$ 12.9	$ 12.9	$ 0
Granted (in shares)			0	24,480
Granted, weighted average exercise price (in dollars per share)			$ 0	$ 12.9
Exercised (in shares)			0	0
Exercised, weighted average exercise price (in dollars per share)			$ 0	$ 0
Cancelled and forfeited (in shares)			(9,180)	(3,060)
Cancelled and forfeited, weighted average exercise price (in dollars per share)			$ 12.9	$ 0
Options outstanding, balance (in shares)			12,240	21,420
Options outstanding, balance, weighted average exercise price (in dollars per share)	$ 2.42	$ 0	$ 12.9	$ 12.9
Options exercisable at December 31: (in shares)			12,240	21,420
Options exercisable, weighted average exercise price (in dollars per share)			$ 12.9	$ 12.9
Options exercisable at December 31: (in shares)			12,240	21,420
Options exercisable, weighted average exercise price (in dollars per share)			$ 12.9	$ 12.9
Weighted average grant date fair value for options granted during the year: (in dollars per share)			$ 0	$ 10.8